Revenue Recognition - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Contract asset	$ 0	$ 0
Revenue recognized	28,800	25,500
Deferred Revenue		$ 128,500	$ 147,900
Cumulative catch-up adjustment to revenue	$ 6,400
UNITED STATES | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Total revenue	86.00%	88.00%	81.00%